RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS [Abstract]
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

7. RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Related party lease obligations

On April 23, 2012, the Company entered into a lease agreement (the “Carlson Lease”) with One World Ranches, LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California. The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

Aggregate payments under the above lease for the three months ended June 30, 2016 and 2015 were $0 and $10,900, respectively.

10.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Related party lease obligations

On April 23, 2012, the Company entered into a lease agreement with One World Ranches LLC (“One World Ranches”), pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California (the “Carlson Lease”). The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company leases an apartment located at 33-800 Clark Avenue, Yuba City, California. This Company used this apartment as an alternative to renting hotel rooms for management use since several of our managers are not resident in Yuba City. The month to month lease began on August 20, 2012 and was terminated in June 2015.  The Company’s rent payment was $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the years ended March 31, 2016 and 2015 were $30,600 and $49,000, respectively.